Subsequent Event	3 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Event

Note 11 – Subsequent Event

As mentioned in Note 1 – Going Concern, on April 2, 2020, we borrowed $200,000 under the LOC Agreement with DKBK. We also received $162,459 on May 5, 2020 under the Paycheck Protection Program.